Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenue	$ 2,512	$ 2,529	$ 2,597
U.S.
Segment Reporting Information [Line Items]
Total revenue	1,199	1,237	1,206
Italy
Segment Reporting Information [Line Items]
Total revenue	968	934	1,039
Rest of Europe
Segment Reporting Information [Line Items]
Total revenue	199	208	210
All other
Segment Reporting Information [Line Items]
Total revenue	$ 146	$ 150	$ 142